UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      175,391
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ATLATSA RESOURCES CORP             Common Stock   049477102     52.00   343,655 SH       SOLE                  343,655      0    0
CENTURY ALUMINUM COMPANY           Common Stock   156431108 27,161.00 3,100,000 SH       SOLE                3,100,000      0    0
CHINA MING YANG WIND POW-ADS       ADR            16951C108  7,385.00 6,153,907 SH       SOLE                6,153,907      0    0
COBALT INTERNATIONAL ENERGY        Common Stock   19075F106  3,684.00   150,000 SH       SOLE                  150,000      0    0
CONCHO RESOURCES INC               Common Stock   20605P101  1,208.00    15,000 SH       SOLE                   15,000      0    0
FREEPORT-MCMORAN COPPER            Common Stock   35671D857 14,261.00   417,000 SH       SOLE                  417,000      0    0
HUDBAY MINERALS INC                Common Stock   443628102 18,636.00 1,850,000 SH       SOLE                1,850,000      0    0
ISHARES MSCI BRAZIL                ETF            464286400 11,188.00   200,000 SH       SOLE                  200,000      0    0
PETROLEO BRASILEIRO S.A.-ADR       ADR            71654V408  4,868.00   250,000 SH       SOLE                  250,000      0    0
SPDR S&P HOMEBUILDERS ETF          ETF            78464A888 10,640.00   400,000 SH       SOLE                  400,000      0    0
SPDR S&P METALS & MINING ETF       ETF            78464A755 27,078.00   600,000 SH       SOLE                  600,000      0    0
STILLWATER MINING CO               Common Stock   86074Q102    959.00    75,000 SH       SOLE                   75,000      0    0
TECK COMINCO LTD-CL B              Common Stock   878742204 28,358.00   780,132 SH       SOLE                  780,132      0    0
THOMPSON CREEK METALS CO INC       Common Stock   884768102  4,565.00 1,100,000 SH       SOLE                1,100,000      0    0
VALE SA-SP ADR                     ADR            91912E105  5,240.00   250,000 SH       SOLE                  250,000      0    0
VANGUARD FTSE EMERGING MARKETS ETF ETF            922042858  6,234.00   140,000 SH       SOLE                  140,000      0    0
WISDOMTREE INDIA EARNINGS          ETF            97717W422  3,874.00   200,000 SH       SOLE                  200,000      0    0